Note 5 - Stockholders' Equity (Details) - Summary of Stock Options and Changes During Period (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Stock Options and Changes During Period [Abstract]
Shares	548,950		568,950	460,700	451,950
Weighted average exercise price	$ 8.423		$ 8.320	$ 9.87	$ 11.29
Weighted Average Remaining Contractual Term (years)	4 years 117 days		4 years 309 days	5 years 68 days	6 years 59 days
Aggregate Intrinsic Value	$ 0		$ 86,271	$ 119,241	$ 1,140,059
Exercisable at June 30, 2014	390,105		305,471
Exercisable at June 30, 2014	$ 9.042		$ 9.52
Exercisable at June 30, 2014	3 years 295 days
Exercisable at June 30, 2014	$ 0		$ 84,475
Granted	10,000	10.10	208,250	10,000
Granted	$ 3.800		$ 5.74	$ 10.00
Granted	7 years		6 years 137 days	6 years 6 months
Cancelled	(30,000)		(100,000)	(1,250)
Cancelled	$ (5.000)		$ (10.10)	$ (11.10)